Cover	Mar. 07, 2023
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Mar. 07, 2023
Entity Registrant Name	ADIENT PLC
Entity Incorporation, State or Country Code	L2
Entity File Number	001-37757
Entity Tax Identification Number	98-1328821
Entity Address, Address Line One	3 Dublin Landings
Entity Address, Address Line Two	North Wall Quay
Entity Address, City or Town	Dublin 1
Entity Address, Country	IE
Entity Address, Postal Zip Code	D01 H104
City Area Code	734
Local Phone Number	254-5000
Title of 12(b) Security	Ordinary Shares, par value $0.001
Trading Symbol	ADNT
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001670541
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) is being filed as an amendment to the Current Report on Form 8-K filed on March 10, 2023 (the “Original 8-K”) by Adient plc (“Adient”). The sole purpose of this Amendment is to disclose Adient’s decision, following its 2023 Annual General Meeting of Shareholders held on March 7, 2023 (the “2023 Annual General Meeting”), as to how frequently Adient will conduct future advisory votes on named executive compensation. This Amendment does not otherwise amend the Original 8-K.